UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS OPPORTUNITY FUND

Shares	Security	Value
COMMON STOCK – (94.13%)

APPAREL RETAIL – (0.51%)
28,300	Sears Holdings Corp.*	$3,521,228
AUTOMOBILES & COMPONENTS – (2.61%)
246,300	Autoliv, Inc.	10,714,050
211,000	Lear Corp.	7,167,670
		17,881,720
AUTOMOTIVE RETAIL – (8.40%)
442,200	Advance Auto Parts, Inc.*	17,104,296
1,230,000	AutoNation, Inc.*	24,563,100
190,500	AutoZone, Inc.*	15,859,125
		57,526,521
CAPITAL GOODS – (7.30%)
151,100	Franklin Electric Co., Inc.	6,241,941
462,000	Hughes Supply, Inc.	15,061,200
702,500	Robbins & Myers, Inc.	15,792,200
16,910	Tae Young Corp.	615,793
442,500	Tyco International Ltd.	12,323,625
		50,034,759
CAPITAL MARKETS – (3.96%)
947,500	E*TRADE Financial Corp.*	16,676,000
19,250	Julius Baer Holding, Ltd. AG	1,506,334
60,100	Legg Mason, Inc.	6,592,369
82,700	Refco Inc.*	2,337,929
		27,112,632
COMMERCIAL BANKS – (1.87%)
418,000	Commerce Bancorp, Inc.	12,828,420
COMMERCIAL SERVICES & SUPPLIES – (0.46%)
47,500	D&B Corp.*	3,128,825
CONSUMER DURABLES & APPAREL – (5.95%)
293,100	Garmin Ltd.	19,858,991
292,464	Hunter Douglas NV	13,926,338
87,100	Mohawk Industries, Inc.*	6,989,775
		40,775,104
CONSUMER FINANCE – (1.55%)
417,500	First Marblehead Corp.	10,604,500
CONSUMER SERVICES – (2.36%)
1,196,000	ServiceMaster Co.	16,193,840
DIVERSIFIED FINANCIAL SERVICES – (6.35%)
170,700	Groupe Bruxelles Lambert S.A.	16,668,900
164,241	Pargesa Holding S.A., Bearer Shares	13,879,700

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (Continued)
472,900	Power Corp. of Canada	$12,952,375
		43,500,975
ENERGY – (1.79%)
3,800	Tenaris S.A., ADR	523,792
191,500	Transocean Inc.*	11,740,865
		12,264,657
FOOD & STAPLES RETAILING – (0.53%)
85,000	Costco Wholesale Corp.	3,658,825
FOOD, BEVERAGE, & TOBACCO – (2.37%)
127,125	Heineken Holding NV	3,747,819
4,400	Lotte Chilsung Beverage Co., Ltd.	4,182,846
5,160	Lotte Confectionery Co., Ltd.	5,291,040
35,070	Nong Shim Holdings Co., Ltd.	3,028,085
		16,249,790
GENERAL MERCHANDISE STORE – (0.89%)
660,500	99 Cents Only Stores*	6,109,625
HEALTH CARE EQUIPMENT & SERVICES – (7.58%)
90,500	AmerisourceBergen Corp.	6,995,650
283,000	Cardinal Health, Inc.	17,953,520
109,400	Fisher Scientific International, Inc.*	6,788,270
183,600	IDEXX Laboratories, Inc.*	12,278,250
193,000	Lincare Holdings Inc.*	7,916,860
		51,932,550
HOUSEHOLD & PERSONAL PRODUCTS – (0.66%)
14,900	Amorepacific Corp.	4,512,123
INSURANCE BROKERS – (3.89%)
291,000	Brown & Brown, Inc.	14,459,790
401,500	Marsh & McLennan Cos, Inc.	12,201,585
		26,661,375
LIFE & HEALTH INSURANCE – (0.55%)
83,000	AFLAC Inc.	3,759,900
MATERIALS – (3.36%)
324,600	Huntsman Corp.*	6,345,930
100,000	Sealed Air Corp.*	4,746,000
186,000	Sigma-Aldrich Corp.	11,914,230
		23,006,160
MEDIA – (7.35%)
463,000	EchoStar Communications Corp., Class A*	13,702,485
330,000	Lagardere S.C.A.	23,419,838

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (Continued)
52,000	NTL Inc.*	$3,471,000
955,000	WPP Group PLC	9,719,150
		50,312,473
PROPERTY & CASUALTY INSURANCE – (1.84%)
86,000	Ambac Financial Group, Inc.	6,197,160
66,150	Cincinnati Financial Corp.	2,771,354
50,000	FPIC Insurance Group, Inc.*	1,797,750
5,600	Markel Corp.*	1,850,800
		12,617,064
REINSURANCE – (1.73%)
42,000	Everest Re Group, Ltd.	4,111,800
135,625	Transatlantic Holdings, Inc.	7,730,625
		11,842,425
SOFTWARE & SERVICES – (3.53%)
224,700	Iron Mountain Inc.*	8,246,490
581,000	Reynolds & Reynolds Co., Class A	15,925,210
		24,171,700
SPECIALTY STORES – (2.15%)
495,000	Office Depot, Inc.*	14,701,500
TECHNOLOGY HARDWARE & EQUIPMENT – (5.20%)
401,900	Agilent Technologies, Inc.*	13,162,225
37,000	Lexmark International, Inc., Class A*	2,258,850
786,300	Molex Inc., Class A	20,192,184
		35,613,259
TELECOMMUNICATION SERVICES – (3.02%)
3,144,600	Covad Communications Group, Inc.*	3,348,999
343,300	SK Telecom Co., Ltd., ADR	7,497,672
429,600	Telewest Global, Inc.*	9,850,728
		20,697,399
THRIFT & MORTGAGE FINANCE – (2.03%)
234,000	Golden West Financial Corp.	13,897,260
UTILITIES – (4.34%)
5,305,000	Calpine Corp.*	13,739,950
340,000	Sempra Energy	16,000,400
		29,740,350

Total Common Stock – (identified cost $517,121,524)	644,856,959

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS OPPORTUNITY FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (0.75%)

TELECOMMUNICATION SERVICES – (0.75%)
$5,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $5,600,000)	$5,157,600

SHORT TERM INVESTMENTS – (4.57%)

FEDERAL HOME LOAN BANK – (0.34%)
2,360,000	3.5625%, 10/26/05 – (identified cost $2,354,161)	2,354,161

REPURCHASE AGREEMENTS – (4.23%)

17,581,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $17,586,670
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $17,932,620)	17,581,000
11,354,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $11,357,662
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $11,581,080)	11,354,000

Total Repurchase Agreements – (identified cost $28,935,000)	28,935,000

Total Short Term Investments – (identified cost $31,289,161)	31,289,161

Total Investments – (99.45%) – (identified cost $554,010,685) – (a)	681,303,720
Other Assets Less Liabilities – (0.55%)	3,749,437
Net Assets – (100%)	$685,053,157

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $555,865,822. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$140,540,661
Unrealized depreciation	(15,102,763)
Net unrealized appreciation	$125,437,898

(b)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Opportunity Fund was $5,157,600, or 0.75% of the Fund’s net assets as of September 30, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS GOVERNMENT BOND FUND

Principal	Security	Value
MORTGAGES – (44.52%)

FANNIE MAE POOLS – (15.70%)
$411,221	6.324%, 10/01/08 Pool No. 380999	$413,278
1,646,559	5.00%, 08/01/11 Pool No. 357609	1,655,401
6,303,431	6.00%, 09/01/17 Pool No. 665776	6,484,844

	Total FANNIE MAE – (identified cost $8,696,805)	8,553,523

FREDDIE MAC POOLS – (28.82%)
211,953	5.50%, 10/01/06 Pool No. M90680	213,343
1,813,058	4.50%, 03/01/08 Pool No. M90803	1,817,953
1,706,717	3.50%, 08/01/08 Pool No. M90830	1,688,711
1,981,828	3.00%, 04/01/10 Pool No. M90982	1,907,013
1,915,957	5.00%, 05/01/10 Pool No. M90980	1,924,464
4,768,902	5.00%, 06/01/10 Pool No. M90984	4,790,076
992,445	3.50%, 04/01/12 Pool No. M80974	960,876
1,145,959	6.50%, 01/01/15 Pool No. G11063	1,180,372
1,189,392	6.00%, 10/01/16 Pool No. E01054	1,222,731

	Total FREDDIE MAC – (identified cost $15,826,621)	15,705,539

	Total Mortgages – (identified cost $24,523,426)	24,259,062

GOVERNMENT AGENCY NOTES – (53.65%)
500,000	Fannie Mae, 3.668%, 10/07/05 (b)	500,000
5,000,000	Fannie Mae, 7.125%, 03/15/07	5,190,550
2,000,000	Fannie Mae, 6.00%, 05/15/08	2,076,580
2,500,000	Fannie Mae, 3.80%, 09/29/09	2,431,550
5,000,000	Federal Farm Credit Bank, 3.67938%, 01/18/06 (b)	5,000,700
1,000,000	Federal Home Loan Bank, 2.60%, 09/26/06	983,570
1,000,000	Federal Home Loan Bank, 4.00%, 06/13/08	989,060
300,000	Federal Home Loan Bank, 5.37%, 07/12/11	299,706
5,000,000	Freddie Mac, 5.50%, 07/15/06	5,049,650
1,500,000	Freddie Mac, 3.00%, 09/29/06	1,480,875
1,000,000	Freddie Mac, 3.00%, 11/17/06	985,320
4,340,000	Freddie Mac, 3.40%, 10/15/07	4,246,690

	Total Government Agency Notes – (identified cost $29,631,997)	29,234,251

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS GOVERNMENT BOND FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (2.49%)

$822,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $822,265
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $838,440)	$822,000
531,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $531,171
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $541,620)	531,000

Total Short Term Investments – (identified cost $1,353,000)	1,353,000

Total Investments – (100.66%) – (identified cost $55,508,423) – (a)	54,846,313
Liabilities Less Other Assets – (0.66%)	(358,431)
Net Assets – (100.00%)	$54,487,882

(a)    Aggregate cost for Federal Income Tax purposes is $55,508,423. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$2,337
Unrealized depreciation	(664,447)
Net unrealized depreciation	$(662,110)

(b)    The interest rates on floating rate securities, shown as of September 30, 2005, may change daily or less frequently and are based on indices of market interests rates.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND

Principal	Security	Value
FANNIE MAE – (10.97%)
$5,000,000	3.38625%, 10/03/05 (b)	$4,999,978
6,000,000	3.668%, 10/07/05 (b)	6,000,020
2,500,000	2.25%, 10/28/05	2,499,806
4,000,000	2.17%, 11/25/05	3,992,848
2,000,000	2.25%, 12/09/05	1,996,097
11,000,000	6.00%, 12/15/05	11,055,608
1,000,000	5.875%, 02/02/06	1,006,565
3,855,000	2.03%, 02/09/06	3,830,436
1,994,000	5.50%, 02/15/06	2,005,400
6,000,000	2.35%, 04/29/06	5,958,660
10,000,000	3.84%, 05/09/06 (b)	9,998,804
5,000,000	2.50%, 05/10/06	4,953,320
2,475,000	3.02%, 06/01/06	2,457,795
5,000,000	1.75%, 06/16/06	4,915,604

	Total FANNIE MAE – (identified cost $65,670,941)	65,670,941

FEDERAL FARM CREDIT BANK – (0.62%)
500,000	2.25%, 01/30/06	497,764
3,000,000	2.00%, 03/08/06	2,975,462
1,000,000	2.88%, 06/29/06	993,600

	Total Federal Farm Credit Bank – (identified cost $4,466,826)	4,466,826

FEDERAL HOME LOAN BANK – (19.81%)
1,500,000	3.61125%, 10/05/05 (b)	1,499,993
8,000,000	2.125%, 11/15/05	7,987,987
4,500,000	4.375%, 11/15/05	4,505,289
1,600,000	6.49%, 11/18/05 (b)	1,606,037
500,000	1.875%, 12/09/05	498,406
2,000,000	2.875%, 12/30/05	1,995,921
1,000,000	1.75%, 01/12/06	995,165
3,000,000	1.75%, 01/12/06	2,985,534
905,000	2.60%, 01/27/06 (c)	900,781
2,910,000	2.00%, 02/13/06	2,891,154
4,500,000	3.00%, 03/17/06	4,481,650
5,000,000	4.00%, 03/28/06	5,000,000
5,000,000	1.86%, 04/07/06	4,944,649
8,000,000	4.00%, 04/21/06	7,999,050
8,000,000	3.50%, 04/25/06 (d)	8,000,000
1,500,000	2.02%, 04/28/06	1,485,275
5,050,000	3.68%, 04/28/06 (b)	5,047,764
7,940,000	5.375%, 05/15/06	7,997,944

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$1,040,000	3.00%, 06/01/06	$1,033,343
1,270,000	3.45%, 06/22/06 (d)	1,270,000
1,000,000	2.25%, 06/23/06	988,139
22,500,000	3.625%, 07/21/06 (d)	22,500,000
15,000,000	3.59%, 08/02/06 (b)	15,000,000

	Total Federal Home Loan Bank – (identified cost $111,614,082)	111,614,081

FREDDIE MAC – (8.24%)
2,765,000	2.01%, 10/06/05	2,764,544
5,500,000	2.125%, 11/15/05	5,492,167
3,021,000	2.30%, 11/17/05	3,016,816
1,000,000	2.25%, 11/28/05	998,205
1,065,000	2.50%, 12/16/05	1,062,381
7,500,000	5.25%, 01/15/06	7,530,677
3,165,000	5.95%, 01/19/06	3,186,565
6,000,000	2.15%, 02/10/06	5,962,821
4,000,000	2.25%, 02/17/06	3,975,784
4,200,000	6.28%, 03/06/06	4,250,366
4,295,000	2.15%, 06/02/06	4,243,529
1,000,000	2.50%, 06/12/06 (d)	988,094
2,000,000	1.875%, 06/30/06	1,968,110

	Total FREDDIE MAC – (identified cost $45,440,059)	45,440,059

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS GOVERNMENT MONEY MARKET FUND – (Continued)

Principal	Security	Value
REPURCHASE AGREEMENTS – (60.87%)

$208,411,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $208,478,213
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $212,579,220)	$208,411,000
134,592,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $134,635,406
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $137,283,840)	134,592,000

Total Repurchase Agreements – (identified cost $343,003,000)	343,003,000

Total Investments – (100.51%) – (identified cost $570,194,907) – (a)	570,194,907
Liabilities Less Other Assets – (0.51%)	(8,096,565)
Net Assets – (100%)	$562,098,342

(a)	Aggregate cost for Federal Income Tax Purposes is $570,194,907.

(b)    The interest rates on floating rate securities, shown as of September 30, 2005, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	The interest rates on variable rate securities represents the current rate as of September 30, 2005.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS FINANCIAL FUND

Shares	Security	Value
COMMON STOCK – (99.94%)

CAPITAL GOODS – (7.94%)
2,450,000	Tyco International Ltd.	$68,232,500
COMMERCIAL BANKS – (4.32%)
1,208,000	Commerce Bancorp, Inc.	37,073,520
COMMERCIAL SERVICES & SUPPLIES – (6.78%)
883,750	D&B Corp.*	58,212,613
CONSUMER FINANCE – (14.85%)
1,949,000	American Express Co.	111,950,560
615,000	First Marblehead Corp.	15,621,000
		127,571,560
CONSUMER SERVICES – (2.21%)
791,000	H&R Block, Inc.	18,968,180
DIVERSIFIED FINANCIAL SERVICES – (8.87%)
96,333	Citigroup Inc.	4,385,078
802,560	JPMorgan Chase & Co.	27,230,861
872,600	Moody’s Corp.	44,572,408
		76,188,347
FOOD, BEVERAGE, & TOBACCO – (3.47%)
405,000	Altria Group, Inc.	29,852,550
LIFE & HEALTH INSURANCE – (0.75%)
208,700	China Life Insurance Co., Ltd., ADR*	6,440,482
MATERIALS – (2.54%)
459,000	Sealed Air Corp.*	21,784,140
MULTI-LINE INSURANCE – (11.35%)
826,796	American International Group, Inc.	51,228,280
501,200	Loews Corp.	46,315,892
		97,544,172
PROPERTY & CASUALTY INSURANCE – (17.86%)
597	Berkshire Hathaway Inc., Class A*	48,954,000
731,356	Cincinnati Financial Corp.	30,640,160
337,300	FPIC Insurance Group, Inc.*	12,127,621
88,200	Markel Corp.*	29,150,100
311,000	Progressive Corp. (Ohio)	32,583,470
		153,455,351
REINSURANCE – (12.04%)
225,000	Everest Re Group, Ltd.	22,027,500
1,428,187	Transatlantic Holdings, Inc.	81,406,659
		103,434,159

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS FINANCIAL FUND – (Continued)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (6.96%)
1,007,400	Golden West Financial Corp.	$59,829,486

Total Common Stock – (identified cost $453,411,939)	858,587,060

SHORT TERM INVESTMENTS – (0.13%)

$681,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $681,220
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $694,620)	681,000
440,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $440,142
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $448,800)	440,000

Total Short Term Investments – (identified cost $1,121,000)	1,121,000

Total Investments – (100.07%) – (identified cost $454,532,939) – (a)	859,708,060
Liabilities Less Other Assets – (0.07%)	(565,722)
Net Assets – (100%)	$859,142,338

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $454,530,384. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$406,867,986
Unrealized depreciation	(1,690,310)
Net unrealized appreciation	$405,177,676

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS APPRECIATION & INCOME FUND

Shares/Principal	Security	Value
CONVERTIBLE Preferred Stock – (6.39%)

CAPITAL GOODS – (1.79%)
166,700	United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd.	$6,751,350
COMMERCIAL BANKS – (0.97%)
90,000	HSBC Finance Corp., (Convertible into HSBC Holdings PLC),
	8.875%, 02/15/06, Adjustable Conversion-Rate Equity Security
	Cum. Conv. Pfd.	3,679,200
PROPERTY & CASUALTY INSURANCE – (0.76%)
119,400	Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd.	2,872,764
TRANSPORTATION – (0.73%)
161,300	Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd.	2,742,100
UTILITIES – (2.14%)
169,500	AES Trust III, 6.75%, 10/15/29, Conv. Pfd.	8,085,150

	Total Convertible Preferred Stock – (identified cost $20,839,386)	24,130,564

Convertible Bonds – (44.47%)

CAPITAL GOODS – (4.33%)
$13,600,000	Masco Corp., Series B Conv. Sr. Notes, Zero Cpn., 2.95%,
	07/20/31 (c)(d)	6,307,000
5,500,000	Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23	7,129,375
3,000,000	Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07	2,917,500
		16,353,875
COMMERCIAL SERVICES & SUPPLIES – (7.26%)
9,160,000	NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06	9,148,550
7,200,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)	8,793,000
8,260,000	Waste Connections, Inc., Conv. Sub. Notes, 4.19313%, 05/01/22 (f)	9,449,440
		27,390,990
CONSUMER FINANCE – (5.16%)
11,100,000	American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
	12/01/33 (b)(e)	11,766,000
14,200,000	Providian Financial Corp., Conv. Notes, Zero Cpn.,
	6.58%, 02/15/21 (c)(d)	7,685,750
		19,451,750
CONSUMER SERVICES – (3.03%)
4,900,000	GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21	11,447,625
ENERGY – (5.77%)
12,400,000	Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
	Devon Energy Corp.), 0.25%, 08/23/11 (g)	21,758,280

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
CONVERTIBLE BONDS – (Continued)

FOOD & STAPLES RETAILING – (0.73%)
$2,800,000	Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
	08/19/17 (c)(d)	$2,758,000
HEALTH CARE EQUIPMENT & SERVICES – (2.62%)
16,900,000	Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20	9,886,500
MATERIALS – (2.30%)
9,000,000	Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b)	8,696,250
MEDIA – (2.04%)
13,050,000	News America Inc., Conv. Notes, Zero Cpn., 3.36%, 02/28/21 (c)(d)	7,683,188
MULTI-LINE INSURANCE – (3.92%)
2,500,000	American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
	11/09/31 (c)(d)	1,696,875
13,895,000	American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07	13,113,406
		14,810,281
PHARMACEUTICALS & BIOTECHNOLOGY – (1.06%)
4,400,000	Valeant Pharmaceuticals International, Conv. Sub. Notes,
	4.00%, 11/15/13	4,009,500
REAL ESTATE – (2.42%)
8,500,000	Vornado Realty L.P., Conv. Sr. Deb., 3.875%, 04/15/25	9,116,250
RESIDENTIAL/COMMERCIAL BUILDING – (0.50%)
1,600,000	WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
	08/05/23 (b)	1,880,000
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT – (3.33%)
2,675,000	Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08	2,648,250
10,220,000	International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07	9,913,400
		12,561,650

Total Convertible Bonds – (identified cost $149,666,601)	167,804,139

CORPORATE Bonds – (0.87%)

AUTOMOTIVE RETAIL – (0.48%)
1,900,000	AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15	1,820,988
ENERGY – (0.39%)
1,300,000	Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12	1,444,398

Total Corporate Bonds – (identified cost $3,403,125)	3,265,386

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (19.81%)

AUTOMOTIVE RETAIL – (1.39%)
62,900	AutoZone, Inc.*	$2,721,316

CAPITAL GOODS – (1.76%)
88,700	Masco Corp.	2,721,316
306,700	Quanta Services, Inc.*	3,913,492
		6,634,808
COMMERCIAL SERVICES & SUPPLIES – (1.10%)
118,000	Waste Connections, Inc.*	4,139,440
DEPARTMENT STORES – (1.76%)
140,350	J. C. Penney Co., Inc.	6,655,397
DIVERSIFIED FINANCIAL SERVICES – (1.35%)
111,500	Citigroup Inc.	5,075,480
ENERGY – (0.33%)
14,500	Occidental Petroleum Corp.	1,238,735
FOOD & STAPLES RETAILING – (0.74%)
64,900	Costco Wholesale Corp.	2,793,621
MEDIA – (0.50%)
115,000	News Corp., Class B	1,897,500
MULTI-LINE INSURANCE – (0.41%)
24,900	American International Group, Inc.	1,542,804
REAL ESTATE – (9.29%)
163,112	Centerpoint Properties Trust	7,307,417
245,667	General Growth Properties, Inc.	11,037,818
245,160	SL Green Realty Corp.	16,715,009
		35,060,244
SOFTWARE & SERVICES – (1.18%)
103,000	SAP AG-ADR	4,462,990

Total Common Stock – (identified cost $38,889,492)	74,737,444

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS APPRECIATION & INCOME FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (27.91%)

$63,993,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $64,013,638
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $65,272,860)	$63,993,000
41,326,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $41,339,328
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $42,152,520)	41,326,000

Total Short Term Investments – (identified cost $105,319,000)	105,319,000

Total Investments – (99.45%) – (identified cost $318,117,604) – (a)	375,256,533
Other Assets Less Liabilities – (0.55%)	2,077,747
Net Assets – (100.00%)	$377,334,280

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $318,199,030. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$61,495,253
Unrealized depreciation	(4,437,750)
Net unrealized appreciation	$57,057,503

(b)    These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $22,342,250 or 5.92% of the Fund’s net assets, as of September 30, 2005.

(c)    As of September 30, 2005, zero coupon bonds represented $26,130,813 or 6.93% of the Fund’s net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d)	Zero coupon bonds reflect effective yield on the date of purchase.

(e)           Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f)    The interest rates on floating rate securities, shown as of September 30, 2005, may change daily or less frequently.

(g)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund was $21,758,280, or 5.77% of the Fund’s net assets as of September 30, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS REAL ESTATE FUND

Shares	Security	Value
COMMON STOCK – (98.28%)

APARTMENTS (REITS) – (11.93%)
498,800	American Campus Communities, Inc.	$11,981,176
324,000	Archstone-Smith Trust	12,917,880
218,000	Camden Property Trust	12,153,500
229,333	Essex Property Trust, Inc.	20,639,970
771,921	United Dominion Realty Trust, Inc.	18,294,528
		75,987,054
DIVERSIFIED (REITS) – (13.38%)
587,300	Capital Automotive REIT	22,731,447
670,000	Cousins Properties, Inc.	20,247,400
520,673	Duke Realty Corp.	17,640,401
284,562	Vornado Realty Trust.	24,648,761
		85,268,009
HEALTH CARE (REITS) – (1.98%)
391,000	Ventas, Inc.	12,590,200
MORTGAGE (REITS) – (1.45%)
384,300	Gramercy Capital Corp.	9,207,828
OFFICE PROPERTY (REITS) – (26.90%)
289,113	Alexandria Real Estate Equities, Inc.	23,906,754
416,900	Arden Realty, Inc.	17,163,773
259,842	Boston Properties, Inc.	18,422,798
585,400	Brandywine Realty Trust	18,200,086
460,356	CarrAmerica Realty Corp.	16,549,798
415,400	Columbia Equity Trust Inc.	6,064,840
618,138	Corporate Office Properties Trust	21,603,923
388,600	Kilroy Realty Corp.	21,773,258
406,358	SL Green Realty Corp.	27,705,488
		171,390,718
REAL ESTATE OPERATIONS/DEVELOPMENT – (8.54%)
1,420,183	Brixton PLC	9,775,440
148,600	Derwent Valley Holdings PLC	3,423,033
698,284	Forest City Enterprises, Inc., Class A	26,604,620
184,000	Hammerson PLC	3,023,081
490,000	Liberty International PLC.	8,599,402
319,000	Slough Estates PLC	2,996,121
		54,421,697
REGIONAL MALLS (REITS) – (9.05%)
547,557	General Growth Properties, Inc.	24,601,736
246,800	Mills Corp.	13,593,744

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Shares	Security	Value
COMMON STOCK – (Continued)

REGIONAL MALLS (REITS) – (Continued)
135,200	Pennsylvania REIT	$5,702,736
185,253	Simon Property Group, Inc.	13,730,952
		57,629,168
SHOPPING CENTERS (REITS) – (12.35%)
476,808	Developers Diversified Realty Corp.	22,266,934
625,590	Kimco Realty Corp.	19,656,038
270,400	Pan Pacific Retail Properties, Inc.	17,819,360
329,778	Regency Centers Corp.	18,945,746
		78,688,078
WAREHOUSE & INDUSTRIAL (REITS) – (12.58%)
280,500	AMB Property Corp.	12,594,450
948,254	Centerpoint Properties Trust	42,481,779
566,492	ProLogis	25,101,261
		80,177,490
TRANSPORTATION – (0.12%)
17,100	Florida East Coast Industries, Inc.	774,459

Total Common Stock – (identified cost $404,356,814)	626,134,701

PREFERRED STOCK – (0.46%)

APARTMENTS (REITS) – (0.46%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	1,851,788
32,000	Equity Residential, 8.60%, Series D, Cum. Pfd.	856,000
10,000	Equity Residential, 9.125%, Series C, Cum. Pfd.	258,450

Total Preferred Stock – (identified cost $2,204,017)	2,966,238

DAVIS SERIES, INC.

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2005 (Unaudited)

DAVIS REAL ESTATE FUND – (Continued)

Principal	Security	Value
SHORT TERM INVESTMENTS – (1.02%)

$3,935,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $3,936,269
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $4,013,700)	$3,935,000
2,541,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $2,541,819
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $2,541,819)	2,541,000

Total Short Term Investments – (identified cost $6,476,000)	6,476,000

Total Investments – (99.76%) – (identified cost $413,036,831) – (a)	635,576,939
Other Assets Less Liabilities – (0.24%)	1,506,767
Net Assets – (100.00%)	$637,083,706

*Non-Income Producing Security.

(a)    Aggregate cost for Federal Income Tax purposes is $415,381,353. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$221,277,041
Unrealized depreciation	(1,081,455)
Net unrealized appreciation	$220,195,586

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2005